UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BBIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$2,218,726,529
Total Investments (Cost — $2,218,726,529) — 100.0%	2,218,726,529
Liabilities in Excess of Other Assets — (0.0)%	(31,885)

Net Assets — 100.0%	$2,218,694,644

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,218,726,529 and 31.3%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

BBIF MONEY FUND	JUNE 30, 2015	1

Schedule of Investments June 30, 2015 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 4.3%
Bank of America NA:
0.29%, 10/05/15	$50,000	$50,000,000
0.35%, 11/16/15	50,000	50,000,000
BMO Harris Bank NA, 0.29%, 8/27/15 (a)	46,000	46,000,000
Citibank NA, NY, 0.29%, 7/06/15	120,000	120,000,000
State Street Bank & Trust, 0.33%, 10/23/15 (a)	20,000	20,000,000

		286,000,000
Yankee (b) — 35.5%
Bank of Montreal, Chicago (a):
0.27%, 7/16/15	76,000	76,000,000
0.30%, 1/07/16	25,000	25,000,000
Bank of Nova Scotia, Houston (a):
0.29%, 11/06/15	42,000	42,000,000
0.27%, 11/09/15	175,000	175,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.33%, 10/28/15 (a)	120,000	120,000,000
Credit Agricole Corp., NY, 0.29%, 9/03/15	105,000	105,000,000
Credit Industriel et Commercial, NY:
0.38%, 8/03/15	130,000	130,000,000
0.39%, 9/03/15	24,000	24,000,000
Credit Suisse NY, 0.23%, 8/03/15	38,000	38,000,000
Mitsubishi UFJ Trust & Banking Corp. (a):
0.33%, 9/11/15	32,000	32,000,000
0.34%, 10/23/15	100,000	100,000,000
Mizuho Bank Ltd., NY, 0.26%, 8/17/15	23,000	23,000,000
National Australia Bank Ltd., NY, 0.26%, 7/10/15 (a)	122,000	122,000,000
National Bank of Canada, NY (a):
0.30%, 10/20/15	45,000	45,000,000
0.34%, 12/24/15	60,000	60,000,000
Norinchukin Bank, NY (a):
0.34%, 10/20/15	149,000	149,000,000
0.34%, 11/12/15	56,725	56,725,000
Rabobank Nederland NV, NY (a):
0.33%, 9/16/15	89,000	89,000,000
0.28%, 11/04/15	100,000	100,000,000
Royal Bank of Canada, NY (a):
0.28%, 11/10/15	75,000	75,000,000
0.28%, 11/12/15	35,000	35,000,000
Skandinaviska Enskilda Banken, NY:
0.26%, 7/23/15	107,000	107,000,000
0.28%, 10/16/15 (a)	107,000	107,000,000
Standard Chartered Bank, NY, 0.30%, 9/11/15	167,000	167,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Sumitomo Mitsui Banking Corp., NY, 0.33%, 12/08/15 (a)	$203,500	$203,500,000
Sumitomo Mitsui Trust Bank Ltd., NY:
0.30%, 7/20/15	48,000	48,000,000
0.33%, 11/09/15 (a)	130,000	130,000,000
Toronto-Dominion Bank, NY, 0.24%, 10/06/15 (a)	81,000	81,000,000
UBS AG, Stamford, 0.25%, 7/31/15	70,000	70,000,000

		2,535,225,000
Total Certificates of Deposit — 39.8%		2,821,225,000

Commercial Paper
Antalis U.S. Funding Corp. (c)(d):
0.14%, 7/02/15	25,000	24,999,806
0.14%, 7/06/15	36,000	35,999,160
Bedford Row Funding Corp., 0.31%, 11/20/15 (a)(d)	40,000	40,000,000
BNP Paribas SA, NY, 0.30%, 9/15/15 (c)	100,000	99,935,833
BNP Paribas Fortis SA, NY, 0.03%, 7/01/15 (c)	25,000	24,999,979
Caisse Centrale Desjardin, 0.13%, 7/02/15 (c)	104,500	104,499,245
Cancara Asset Securitisation LLC, 0.16%, 7/08/15 (c)	59,300	59,297,892
Chariot Funding LLC, 0.26%, 8/13/15 (c)(d)	12,000	11,996,187
Charta LLC (c):
0.34%, 11/24/15	30,000	29,958,350
0.35%, 12/10/15	100,000	99,841,528
Ciesco LLC (c):
0.28%, 8/18/15	32,000	31,987,804
0.34%, 12/01/15	62,000	61,909,824
Collateralized Commercial Paper Co. LLC (c):
0.39%, 7/02/15	75,000	74,998,375
0.27%, 10/05/15	168,000	167,877,780
Commonwealth Bank of Australia, 0.29%, 3/29/16 (a)(d)	50,000	49,996,487
CRC Funding LLC, 0.31%, 9/21/15 (c)	70,000	69,949,970
Credit Suisse, NY, 0.26%, 7/02/15 (c)	35,000	34,999,494
DNB Bank ASA, 0.32%, 8/24/15 (c)	96,000	95,953,800
Erste Abwicklungsanstalt, 0.30%, 10/29/15 (c)	38,500	38,461,179
General Electric Capital Corp., 0.25%, 10/19/15 (a)	100,000	100,000,000

MASTER MONEY LLC	JUNE 30, 2015	1

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Hyundai Capital America, 0.49%, 7/23/15 (c)(d)	$25,550	$25,542,001
ING (U.S.) Funding LLC, 0.30%, 8/18/15 (c)	159,000	158,935,075
Kells Funding LLC, 0.27%, 9/22/15 (a)	34,500	34,499,141
LMA Americas LLC, 0.11%, 7/01/15 (c)	35,000	34,999,893
Matchpoint Finance PLC (c)(d):
0.07%, 7/01/15	75,000	74,999,843
0.11%, 7/01/15	12,000	11,999,975
MUFG Union Bank NA, 0.05%, 7/01/15 (c)	30,000	29,999,958
Nederlandse Waterschapsbank NV (a)(d):
0.25%, 7/09/15	17,500	17,500,000
0.26%, 10/01/15	85,000	85,000,000
NRW. Bank, 0.10%, 7/07/15 (c)	141,314	141,311,252
Skandin Enskilda Banken AG, 0.30%, 8/25/15 (c)	58,000	57,972,933
State Street Corp., 0.42%, 12/14/15 (c)	120,000	119,766,200
Sumitomo Mitsui Banking Corp., 0.12%, 7/06/15 (c)	25,000	24,999,500
Sumitomo Mitsui Trust Bank Ltd., 0.30%, 9/15/15 (c)	18,000	17,988,643
Victory Receivables Corp., 0.11%, 7/01/15 (c)(d)	67,901	67,900,793
Westpac Banking Corp., 0.31%, 4/04/16 (a)(d)	38,000	38,000,000
Total Commercial Paper — 31.0%		2,199,077,900

Corporate Notes
ING Bank NV, 2.00%, 9/25/15 (d)	19,090	19,159,478
Svenska Handelsbanken AB, 0.36%, 11/13/15	65,600	65,600,000
Total Corporate Notes — 1.2%		84,759,478

Municipal Bonds (e)
Illinois Housing Development Authority, Refunding RB, VRDN, Sub-Series A5 (Federal Home Loan Bank SBPA), 0.16%, 7/07/15	20,000	20,000,000
Jets Stadium Development LLC, VRDN, Series A-4B, 0.14%, 7/07/15	20,900	20,900,000
Total Municipal Bonds — 0.6%		40,900,000
Time Deposits	Par (000)	Value
ING Bank NV, 0.14%, 7/01/15	$67,000	$67,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 7/01/15	57,150	57,150,000
Total Time Deposits — 1.8%		124,150,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.17%, 10/21/16 (a)	30,000	29,998,555
Federal Home Loan Bank, 0.07%, 7/24/15 (c)	99,825	99,820,342
Federal Home Loan Bank Variable Rate Notes, 0.18%, 5/20/16 (a)	25,000	24,996,589
Total U.S. Government Sponsored Agency Obligations — 2.2%		154,815,486

U.S. Treasury Obligations
U.S. Treasury Bill, 0.30%, 6/23/16 (c)	100,000	99,710,307
U.S. Treasury Notes (a):
0.08%, 4/30/16	35,000	35,000,000
0.07%, 10/31/16	40,000	39,974,499
Total U.S. Treasury Obligations — 2.5%		174,684,806

Repurchase Agreements
Citigroup Global Markets, Inc., 0.68%, 9/03/15 (Purchased on 6/30/15 to be repurchased at $127,155,928, collateralized by various Corporate/Debt Obligations, 0.35% to 5.33%, due 10/25/23 to 6/12/47, original par and fair values of $331,316,915, and $135,890,000, respectively) (e)	127,000	127,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $135,890,000)		127,000,000

2	MASTER MONEY LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.40%, 7/01/15 (Purchased on 3/03/15 to be repurchased at $166,549,771, collateralized by a Corporate/Debt Obligation, 0.00%, due 5/31/45, original par and fair values of $218,815,000, and $199,594,234 respectively) (a)	$166,328	$166,328,000
Credit Suisse Securities (USA) LLC, 0.40%, 7/01/15 (Purchased on 6/04/15 to be repurchased at $9,252,775, collateralized by various Corporate/Debt Obligations, 2.53% to 4.50%, due 6/15/45 to 6/26/45, original par and fair values of $11,207,000, and $11,100,025, respectively) (a)	9,250	9,250,000
Credit Suisse Securities (USA) LLC, 0.64%, 8/04/15 (Purchased on 6/30/15 to be repurchased at $18,011,200, collateralized by various Corporate/Debt Obligations, 0.00% to 5.31%, due 3/28/36 to 4/25/45, original par and fair values of $22,378,000, and $21,602,508, respectively) (e)	18,000	18,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $232,296,767)		193,578,000
Federal Reserve Bank of New York, 0.05%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $525,000,729, collateralized by a U.S. Treasury Obligation, 4.38%, due 5/15/41, original par and fair values of $422,934,500 and $525,000,754, respectively)	525,000	525,000,000
Federal Reserve Bank of New York, 0.07%, 7/01/15 (Purchased on 6/29/15 to be repurchased at $150,000,583, collateralized by a U.S. Treasury Obligation, 3.75%, due 8/15/41, original par and fair values of $131,941,200 and $150,000,626, respectively)	150,000	150,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $675,001,380)		675,000,000
Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 7/02/15 (Purchased on 6/25/15 to be repurchased at $200,006,222, collateralized by various U.S. Government Sponsored Agency Obligations, 1.88% to 6.36%, due 3/15/37 to 11/15/44, original par and fair values of $1,784,453,624 and $214,000,000, respectively)	$200,000	$200,000,000
Total Value of Goldman Sachs & Co. (collateral value of $214,000,000)		200,000,000
HSBC Securities (USA), Inc., 0.25%, 7/01/15 (Purchased on 3/11/14 to be repurchased at $5,016,563, collateralized by various Corporate/Debt Obligations, 1.55% to 3.80%, due 12/11/17 to 2/11/25, original par and fair values of $5,314,000 and $5,250,890, respectively) (a)	5,000	5,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $5,250,890)		5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 7/01/15 (Purchased on 6/24/15 to be repurchased at $75,002,333, collateralized by various U.S. Government Sponsored Agency Obligations, 0.53% to 5.50%, due 11/15/25 to 4/20/65, original par and fair values of $123,410,909 and $80,250,000, respectively)	75,000	75,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $80,250,000)		75,000,000
Mizuho Securities USA, Inc., 0.15%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $13,000,054, collateralized by various U.S. Government Sponsored Agency Obligations, 5.92% to 6.57%, due 9/20/40 to 3/16/44, original par and fair values of $102,184,441, and $13,910,000, respectively)	13,000	13,000,000

MASTER MONEY LLC	JUNE 30, 2015	3

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.13%, 8/01/15 (Purchased on 6/30/15 to be repurchased at $90,090,400, collateralized by various Corporate/Debt Obligations, 0.29% to 5.36%, due 1/25/35 to 1/26/51, original par and fair values of $238,077,496, and $108,000,000, respectively) (e)	$90,000	$90,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $121,910,000)		103,000,000
Morgan Stanley & Co. LLC, 0.09%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $30,000,075, collateralized by a U.S. Government Sponsored Agency Obligation, 4.00%, due 4/20/45, original par and fair values of $28,833,044, and $30,600,001, respectively)	30,000	30,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $30,600,001)		30,000,000
Wells Fargo Securities LLC, 0.25%, 7/01/15 (Purchased on 8/05/14 to be repurchased at $24,055,000, collateralized by various Corporate/Debt Obligations, 1.19% to 1.78%, due 3/15/20 to 10/19/25, original par and fair values of $25,648,189, and $25,680,000, respectively) (a)	24,000	24,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.51%, 7/09/15 (Purchased on 4/10/15 to be repurchased at $19,825,245, collateralized by various Corporate/Debt Obligations, 4.13% to 8.13%, due 7/15/36 to 5/15/67, original par and fair values of $19,861,751, and $20,790,000, respectively)	$19,800	$19,800,000
Wells Fargo Securities LLC, 0.44%, 8/04/15 (Purchased on 5/06/15 to be repurchased at $30,033,000, collateralized by various Corporate/Debt Obligations, 3.70% to 6.50%, due 10/15/36 to 12/01/54, original par and fair values of $29,753,909, and $31,500,001, respectively)	30,000	30,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $77,970,001)		73,800,000
Total Repurchase Agreements — 20.9%		1,482,378,000
Total Investments (Cost — $7,081,990,670*) — 100.0%		7,081,990,670
Other Assets Less Liabilities — 0.0%		48,224

Net Assets — 100.0%		$7,082,038,894

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

4	MASTER MONEY LLC	JUNE 30, 2015

Schedule of Investments (concluded)	Master Money LLC

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]	—	$7,081,990,670	—	$7,081,990,670
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, a bank overdraft of $31,169 is categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

MASTER MONEY LLC	JUNE 30, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: August 21, 2015